FDIC Indemnification Asset (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Text Block [Abstract]
FDIC indemnification asset roll forward

The following table represents a summary of the activity related to the FDIC indemnification asset for the three and six months ended March 31, 2015 and 2014 (in thousands):

	Three Months Ended March 31,		Six Months Ended March 31,
	2015	2014	2015	2014
Balance at beginning of period	$22,162	$41,756	$26,678	$45,690
Amortization	(2,060)	(4,662)	(4,593)	(7,947)
Changes in expected reimbursements from FDIC for changes in expected credit losses	2	(382)	(190)	(408)
Changes in reimbursable expenses	(207)	1,437	(363)	2,805
Payments to/(from) the FDIC	(2)	(374)	(1,637)	(2,365)

Balance at end of period	$19,895	$37,775	$19,895	$37,775

The following table represents a summary of the activity related to the FDIC indemnification asset for the years ended September 2014 and 2013 (in thousands):

	2014	2013
Balance at beginning of year	$45,690	$68,662
Amortization	(14,604)	(14,758)
Changes in expected reimbursements from FDIC for changes in expected credit losses	2,148	522
Changes in reimbursable expenses	2,358	(3,453)
Payments to/(from) the FDIC	(8,914)	(5,283)

Balance at end of year	$26,678	$45,690